Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended:  September 30, 2012
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 10/04/12



Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.


Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
60
Form 13F Information Table Value Total:
$609,774
List of Other Included Managers:
NONE


                                                                                                        Voting Authority
                                                                                                        ----------------
                                                           Value      Shares/    Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000)    Prn Amt    Prn Call Dscretn   Managers     Sole
------------------------------ ---------------- --------- -------- ------------- --- ---- ------- ------------ --------

American National Bankshares I COM              027745108     1696         75069 SH       Defined                 75069
Assurant, Inc. (AIZ)           COM              04621x108    22857        612790 SH       Defined                612790
BCSB Bancorp. (BCSB)           COM              055367106     1898        138524 SH       Defined                138524
BioScrip, Inc. (BIOS)          COM              09069n108    14311       1570894 SH       Defined               1570894
CA, Inc.  (CA)                 COM              12673p105    16822        652896 SH       Defined                652896
Cardinal Financial Corp. (CFNL COM              14149f109     2609        182416 SH       Defined                182416
Chicopee Bancorp Inc.  (CBNK)  COM              168565109      945         65389 SH       Defined                 65389
Cisco Systems Inc. (CSCO)      COM              17275r102    26222       1373214 SH       Defined               1373214
ConocoPhillips (COP)           COM              20825c104      624         10911 SH       Defined                 10911
EMCOR Group Inc. (EME)         COM              29084q100    16166        566427 SH       Defined                566427
EOG Resources Inc. (EOG)       COM              26875p101    10574         94369 SH       Defined                 94369
ESSA Bancorp Inc. (ESSA)       COM              29667d104     2900        279112 SH       Defined                279112
Emerson Electric (EMR)         COM              291011104     1479         30637 SH       Defined                 30637
Energen Corporation (EGN)      COM              29265n108    12465        237841 SH       Defined                237841
FTI Consulting (FCN)           COM              302941109    25579        958726 SH       Defined                958726
First Connecticut Bancorp  (FB COM              319850103      642         47542 SH       Defined                 47542
GMX Resources  (GMXR)          COM              38011m108     1047       1309166 SH       Defined               1309166
GSI Group Inc. (GSIG)          COM              36191c205     5476        614576 SH       Defined                614576
Harmonic Inc. (HLIT)           COM              413160102    20383       4489601 SH       Defined               4489601
Heritage Financial Group Inc.  COM              42726x102      699         53165 SH       Defined                 53165
Lumos Networks Corp (LMOS)     COM              550283105     3630        461830 SH       Defined                461830
MYR Group Inc.  (MYRG)         COM              55405w104     2816        141150 SH       Defined                141150
MasTec, Inc. (MTZ)             COM              576323109    12732        646308 SH       Defined                646308
Michael Baker Corp. (BKR)      COM              057149106    21423        897873 SH       Defined                897873
Middleburg Financial Corp. (MB COM              596094102      762         42897 SH       Defined                 42897
NGP Capital Resources (NGPC)   COM              62912R107     1803        241648 SH       Defined                241648
NTELOS Holdings Corp.  (NTLS)  COM              67020q305    10284        592059 SH       Defined                592059
Newpark Resources Inc.  (NR)   COM              651718504     2774        374364 SH       Defined                374364
ON Semiconductor Corp. (ONNN)  COM              682189105    12770       2068053 SH       Defined               2068053
OceanFirst Financial (OCFC)    COM              675234108      963         65657 SH       Defined                 65657
OmniAmerican Bancorp Inc.  (OA COM              68216r107     3132        137797 SH       Defined                137797
PPL Corporation (PPL)          COM              69351t106    20831        717061 SH       Defined                717061
PartnerRe Ltd. (PRE)           COM              G6852T105    34402        463143 SH       Defined                463143
Pentair Ltd. (PNR)             COM              h6169q108      890         20000 SH       Defined                 20000
Phillips 66 (PSX)              COM              718546104      253          5452 SH       Defined                  5452
Republic Services (RSG)        COM              760759100    27764       1009225 SH       Defined               1009225
Rosetta Resources, Inc. (ROSE) COM              777779307    20421        426419 SH       Defined                426419
Rudolph Technologies (RTEC)    COM              781270103      358         34093 SH       Defined                 34093
Rush Enterprises Inc. Cl A (RU COM              781846209     8309        431407 SH       Defined                431407
Rush Enterprises Inc. Cl B (RU COM              781846308     4969        295798 SH       Defined                295798
Shore Bancshares Inc. (SHBI)   COM              825107105      621        103203 SH       Defined                103203
Southern National Bancorp of V COM              843395104     5344        668039 SH       Defined                668039
Suncor Energy Inc. (SU)        COM              867224107    15094        459468 SH       Defined                459468
Westfield Financial Inc. (WFD) COM              96008p104      528         70439 SH       Defined                 70439
j2 Global, Inc.  (JCOM)        COM              48123v102    28393        865118 SH       Defined                865118
Alcatel-Lucent USA Inc.        CONV             549463AH0    42109      42968000 PRN      Defined              42968000
Bill Barrett Corp.             CONV             06846NAA2     4023       4020000 PRN      Defined               4020000
Cogent Communications Group    CONV             19239VAB0     2828       2957000 PRN      Defined               2957000
Digital River Inc.             CONV             25388BAC8     5678       5946000 PRN      Defined               5946000
Electronic Data Systems        CONV             285661AF1      247        247000 PRN      Defined                247000
Euronet Worldwide Inc.         CONV             298736AF6     9417       9452000 PRN      Defined               9452000
GreatBatch Inc.                CONV             39153LAB2     2991       3000000 PRN      Defined               3000000
Greenbrier Cos Inc.            CONV             393657AD3     5774       5854000 PRN      Defined               5854000
Hologic Inc.                   CONV             436440AA9    16796      16934000 PRN      Defined              16934000
Live Nation Inc.               CONV             538034AB5    20471      20862000 PRN      Defined              20862000
Nash Finch Co.                 CONV             631158AD4     3880       8366000 PRN      Defined               8366000
Radioshack Corp. 144A          CONV             750438AC7    19826      21550000 PRN      Defined              21550000
Rambus Inc.                    CONV             750917AC0    24316      24255000 PRN      Defined              24255000
Sandisk Corp.                  CONV             80004CAC5     9476       9590000 PRN      Defined               9590000
School Specialty Inc.          CONV             807863AM7    15286      23182000 PRN      Defined              23182000